Business Segment Information (Tables)	9 Months Ended
Sep. 30, 2018
Segment Reporting [Abstract]
Distribution of Net Revenue by Geographical Area
The distribution of revenue by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2018	September 30, 2017	September 30, 2018	September 30, 2017
	(in thousands)		(in thousands)
Ireland	$270,709	$231,718	$765,939	$695,382
Rest of Europe	91,292	94,622	283,024	246,101
U.S.	227,279	213,202	674,150	666,222
Rest of World	65,737	56,627	193,639	158,311

Total	$655,017	$596,169	$1,916,752	$1,766,016
* All sales shown for Ireland are export sales.
** 2017 restated for gross revenue.

Distribution of Income from Operations by Geographical Area
The distribution of income from operations including restructuring, by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2018	September 30, 2017	September 30, 2018	September 30, 2017
	(in thousands)		(in thousands)
Ireland	$71,435	$62,152	$190,832	$164,760
Rest of Europe	7,038	2,526	23,864	15,124
U.S.	14,413	16,150	40,918	52,897
Rest of World	5,054	4,110	15,958	15,813

Total	$97,940	$84,938	$271,572	$248,594

c) The distribution of income from operations excluding restructuring, by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2018	September 30, 2017	September 30, 2018	September 30, 2017
	(in thousands)		(in thousands)
Ireland	$71,435	$62,152	$203,322	$172,513
Rest of Europe	7,038	2,526	23,864	15,124
U.S.	14,413	16,150	40,918	52,897
Rest of World	5,054	4,110	15,958	15,813

Total	$97,940	$84,938	$284,062	$256,347

Distribution of Property, Plant and Equipment, Net, by Geographical Area
The distribution of property, plant and equipment, net, by geographical area was as follows:

	September 30, 2018	December 31, 2017
	(in thousands)
Ireland	$104,935	$111,329
Rest of Europe	9,657	9,026
U.S.	24,384	27,797
Rest of World	15,572	14,899

Total	$154,548	$163,051

Distribution of Depreciation and Amortization by Geographical Area
e) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2018	September 30, 2017	September 30, 2018	September 30, 2017
	(in thousands)		(in thousands)
Ireland	$8,053	$6,985	$23,917	$19,465
Rest of Europe	1,491	3,469	4,654	6,498
U.S.	6,396	4,819	18,997	16,348
Rest of World	1,122	1,007	3,438	2,812

Total	$17,062	$16,280	$51,006	$45,123

Distribution of Total Assets by Geographical Area
) The distribution of total assets by geographical area was as follows:

	September 30, 2018	December 31, 2017
	(in thousands)
Ireland	$1,020,644	$880,378
Rest of Europe	493,363	504,418
U.S.	690,471	650,681
Rest of World	121,250	111,141

Total	$2,325,728	$2,146,618